Annual Operating Expenses {- Franklin Rising Dividends VIP Fund} - FTVIP Class 1-62 - Franklin Rising Dividends VIP Fund - Class 1	May 01, 2021
Operating Expenses:
Management fees	0.63%
Distribution and service (12b-1) fees	none
Other expenses	0.02%
Total annual Fund operating expenses	0.65%